Note 6 - Other Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	6—OTHER ASSETS Other assets consist of the following:
	December 31,
	2016	2015
Prepaid expenses, current portion	457	500
Total	457	500